Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the years ended December 31, 2015 and 2014, giving effect to the Partnership’s acquisition and financing of the Dan Sabia and the Ingrid Knutsen as if these acquisitions had taken place on January 1, 2014. The Dan Sabia and Ingrid Knutsen were delivered on January 9, 2012 and December 2, 2013, respectively.

(U.S. Dollars in thousands)	Unaudited 2015	Unaudited 2014
Revenue	$173,116	$138,702
Net income	43,810	30,395

Raquel Knutsen [Member]
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the years ended December 31, 2016 and 2015, giving effect to the Partnership’s acquisition and financing of the Raquel Knutsen as if this acquisition had taken place on January 1, 2015. The Raquel Knutsen was under construction and not operational during the year ended December 31, 2014. As a result, the Partnership has evaluated that had the acquisition of the Raquel Knutsen been consummated as of January 1, 2014, pro forma revenue and net income for the year ended December 31, 2014 attributable to the Raquel Knutsen would be immaterial. The Raquel Knutsen was delivered on March 27, 2015.

(U.S. Dollars in thousands)	Unaudited 2016	Unaudited 2015
Revenue	$190,229	$164,477
Net income	65,101	38,401

Hilda Knutsen Torill Knutsen Dan Cisne [Member]
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2014, giving effect to the Partnership’s acquisition and financing of the Dan Cisne, the Hilda Knutsen and the Torill Knutsen as if these acquisitions had taken place on January 1, 2014. The Dan Cisne, the Hilda Knutsen and the Torill Knutsen were delivered September 14, 2011, August 5, 2013 and November 4, 2013, respectively.

(U.S. Dollars in thousands)	Unaudited 2014
Revenue	$145,524
Net income	$36,621